INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	As of
	September 30, 2022	December 31, 2021

Finished goods	$275,410	$375,535
Inventories consist of the following:
	As of December 31,
	2021	2020
Finished goods	$375,535	$589,814